Deposits (Tables)	3 Months Ended
Jan. 31, 2026
Deposits [Abstract]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
January 31 October 31
By Type By Country 2026 2025
Demand Notice Term 1 Canada United States International Total Total
Personal $ 26,153 $ 479,809 $ 132,464 $ 356,167 $ 282,259 $ – $ 638,426 $ 650,396
Banks 9,908 242 14,379 18,166 4,403 1,960 24,529 27,233
Business and government

155,591 199,603 226,995 429,538 151,771 880 582,189 589,475
191,652 679,654 373,838 803,871 438,433 2,840 1,245,144 1,267,104
Trading – – 42,328 30,334 5,300 6,694 42,328 37,882
Designated at fair value through
profit or loss 3 – – 224,941 75,821 84,842 64,278 224,941 197,336
Total $ 191,652 $ 679,654 $ 641,107 $ 910,026 $ 528,575 $ 73,812 $ 1,512,413 $ 1,502,322
Non-interest-bearing deposits
included above 4
Canada $ 61,296 $ 60,796
United States 70,447 73,364
International – 1
Interest-bearing deposits
included above 4
Canada 848,730 834,275
United States
5
458,128 468,328
International 73,812 65,558
Total 2,6 $ 1,512,413 $ 1,502,322
1 Includes $ 102.4

billion (October 31, 2025 – $
104.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 72.5

billion relating to covered bondholders (October 31, 2025 – $
70.6

billion).

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also include $
296

million (October 31, 2025 – $
299

million) of loan commitments, financial guarantees and
other liabilities designated at FVTPL.

The geographical splits of the deposits are based on the point of origin of the deposits.

Includes $
8.8

billion (October 31, 2025 – $
7.2

billion) of U.S. federal funds deposited and $
4.1

billion (October 31, 2025 – $
1.1

billion) of deposits and advances with the FHLB.

Includes deposits of $
809.5

billion (October 31, 2025 – $
807.7

billion) denominated in U.S. dollars and $
119.2

billion (October 31, 2025 – $
111.1

billion) denominated in other foreign
currencies.